SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013 Previously Reported	Dec. 31, 2013 Error Correction	Dec. 31, 2013 Restated	Dec. 31, 2012 Restated
Additional paid-in capital	$ 24,346,621	$ 8,944,784	$ (103,944)	$ 8,840,840	$ 6,116,420
Accumulated deficit	$ (23,951,892)	$ (8,962,110)	$ 103,944	$ (8,858,166)	$ (5,820,572)